SIGNIFICANT OF SEGMENT EXPENSES AND OTHER SEGMENT ITEMS (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenues
Cost of Goods Sold
GROSS PROFIT
Operating Expenses
Salaries and Payroll Expenses	182,000		65,500		360,000	114,000	459,580	152,700
Legal Fees	10,483		101,713		13,749	203,961	278,248	193,945
Stock-based compensation	289,000		493,780		602,000	588,080	1,246,182	378,559
Investors Relations	5,227		24,268		125,378	24,686	1,246,182	378,559
Audit Costs	131,250		9,750		169,250	27,500	48,730	42,500
Contract Services	143,615		83,171		293,120	83,171	401,166
Rent	4,824		4,473		9,789	9,143	19,261	17,186
Other operating expenses	49,670		40,245		99,820	86,194	305,564	142,836
Total Operating Expenses	816,069		822,900		1,673,106	1,136,735	2,758,731	927,726
LOSS FROM OPERATIONS	(816,069)		(822,900)		(1,673,106)	(1,136,735)	(2,758,731)	(927,726)
Interest Income and Other (Expenses), net	(5,340)				(5,947)	328	1,044	7,308
NET LOSS	$ (821,409)	$ (857,644)	$ (822,900)	$ (313,507)	$ (1,679,053)	$ (1,136,407)	$ (2,757,687)	$ (920,418)